Operating Leases (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Leases (Textual)
Lease term	The remaining lease term of the Company's leases ranges from approximately 0.5 to 8 years.
Rental expenses, including operating leases with related parties		$ 218,414	$ 163,497